Share Capital	12 Months Ended
Mar. 31, 2020
Disclosure Of Classes Of Share Capital Abstract
Share Capital

11. Share Capital

Authorized

Unlimited number of common shares without par value

Unlimited number of preferred shares without par value

Issued

During the year ended March 31, 2020 the Company issued a total of 14,199,798 shares pursuant to the exercise of 835,044 options, the exercise of 125,000 warrants, conversion of debentures for 125,000 shares and 13,114,754 shares issued in a private placement of unit securities during May 2019.

During May 2019 the Company completed a private placement of units for gross proceeds of $4.0 million. Under the offering the Company sold 13,114,754 units at a price of $0.305 per unit, with each unit being comprised of one GreenPower common share and one-half share purchase warrant (Note 13). Each full warrant is exercisable into one share for a period of four years at an exercise price of $0.3811 per share, and the warrants contain terms whereby if the share price is above CAD $1.20 per share for ten (10) consecutive trading days then the Company may issue an acceleration notice to accelerate the expiry of the warrants by thirty (30) days from the date of the acceleration notice.

During the year ended March 31, 2019, the Company issued a total of 1,020,000 shares pursuant to the exercise of 670,000 stock options and conversion of debentures for 350,000 shares. During the year ended March 31, 2018, the Company issued a total of 1,745,000 shares pursuant to the exercise of 1,495,000 stock options and conversion of debentures for 250,000 shares.

As at March 31, 2020, March 31, 2019 and March 31, 2018, the Company had no shares held in escrow.